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American Growth Fund, Inc.
Semi Annual Report
For the six months ended January 31, 2004
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Dear Shareholder:

During the six months ended January 31, 2004, the stock market was in a strong upward trend. While the Dow Jones Industrial Average rose by 13.58%, during the same time period, all classes of American Growth Fund shares rose by 16%.

Since the low in the market on October 9, 2002, all classes of American Growth Fund shares are up over 83% through January 31, 2004.

We continue to believe the Funds portfolio is well positioned in the current market upturn and that your patience and ours will be rewarded. In fact, this might be an excellent time to add to your American Growth Fund holdings.

My staff and I are always available to discuss your account with you. Please give us a call at 303-626-0600 or toll free at 1-800-525-2406.

American Growth Fund wishes you A Good Future!

Sincerely,

/s/ Robert Brody
Robert Brody
President
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How American Growth Fund Inc. Has Its Shareholders Money Invested

STATEMENT OF INVESTMENTS
January 31, 2004
(Unaudited)

COMMON STOCKS 95.96%

Computer & Peripherals Industry 22.96%
Description of Security                            Shares     Market Value
Hewlett Packard Company...........................217,977      $ 5,185,673
   (A designer and manufacturer of precision electronic products.)
Cisco Systems*.....................................80,000        2,051,200
   (The leading supplier of high-performance inter-networking products.)
EMC Corp.*.........................................70,000          982,800
   (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
                                                                 8,219,673

Semiconductor Industry 22.20%
Description of Security                            Shares     Market Value
Intel Corp........................................120,000        3,672,000
   (A leading manufacturer of integrated circuits.)
Motorola Inc......................................105,000        1,740,900
   (A leading manufacturer of electronic equipment and components.)
Texas Instruments, Inc.............................46,000        1,442,100
   (The leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*......................60,000        1,093,200
   (Produces digital integrated circuits.)
                                                                 7,948,200

Biotechnology Industry 13.69%
Description of Security                            Shares     Market Value
Amgen Inc.*........................................76,000        4,901,240
   (Utilizes biotechnology to develop human pharmaceutical products.)

Semiconductor Capital Equipment 8.04%
Description of Security                            Shares     Market Value
Novellus Systems*..................................40,000        1,362,400
   (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials*.................................40,000          870,400
   (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*....................................24,000          645,600
   (The worlds largest producer of automated test equipment for semiconductors.)
                                                                 2,878,400

Drug 6.19%
Description of Security                            Shares     Market Value
Biogen Idec Inc.*..................................51,750        2,214,382
   (A biopharmacieutical company developing products for the long-term management of cancers, autoimmune and inflammatory diseases.)

Computer Software and Services Industry 4.03%
Description of Security                            Shares     Market Value
Fair, Isaac & Co...................................15,000          890,550
   (Provides decision-making solutions to clients in the financial services, telecommunication, and retail industries.)
Oracle Corp.*......................................40,000          552,400
   (The worlds largest maker of database management systems.)
                                                                 1,442,950

* Non-income producing security.
See accompanying notes to financial statements.
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How American Growth Fund Inc. Has Its Shareholders Money Invested

Electronics Industry 3.26%
Description of Security                            Shares     Market Value
Symbol Technologies................................67,500      $ 1,167,750
   (A leading provider of barcode driven data management systems.)

Entertainment Industry 2.95%
Description of Security                            Shares     Market Value
Time Warner, Inc.*.................................60,000        1,054,200
   (The leading internet/media provider.)

Precision Instrument Industry 2.89%
Description of Security                            Shares     Market Value
Agilent Technology* ...............................28,032        1,033,260
   (A global leader in designing and manufacturing semiconductor and test solutions for optical, electrical and wireless communications systems.)

Bank Industry 2.72%
Description of Security                            Shares     Market Value
Morgan (J.P.) Chase & Co...........................25,000          972,250
   (A bank holding company, through its subsidiaries, that conducts a variety of worldwide financial services.)

Insurance Industry 2.53%
Description of Security                            Shares     Market Value
AXA ADS............................................39,824          904,005
   (The holding company of an international group of insurance and related financial services.)

Medical Supplies 1.79%
Description of Security                            Shares     Market Value
Cardinal Health, Inc...............................10,000          641,100
   (A leading provider of products and services for the healthcare industry.)

Internet 1.46%
Description of Security                            Shares     Market Value
Verisign, Inc.*....................................30,000          524,400
   (The leading provider of electronic certificates and internet-based trust services.)

Wireless Networking Industry 1.25%
Description of Security                            Shares     Market Value
Network Appliance, Inc.*...........................20,000          447,200
   (The leading supplier of network attached data storage and access devices, called filers.)

Total Common Stocks (cost $56,894,441)(95.96%)..................34,349,010
Total Investments, at Value (cost $56,894,441)     95.96%       34,349,010

Cash and Receivables, Less Liabilities              4.04%        1,447,323

Net Assets                                        100.00%     $ 35,796,333

* Non-income producing security.
See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004
(Unaudited)

ASSETS:
Investments, at value (cost $56,894,441)......................$34,349,010
   -see accompanying statement
Cash............................................................1,157,623
Receivables:
   Shares of beneficial interest sold.............................486,546
   Dividends........................................................9,934
Total assets...................................................36,003,113

LIABILITIES:
Shares of beneficial interest redeemed............................206,780

NET ASSETS....................................................$35,796,333

COMPOSITION OF NET ASSETS:
Paid-in capital...............................................$61,192,280
Net investment income (loss).....................................(553,435)
Accumulated net realized gain (loss) from
   investment transactions.....................................(2,297,081)
Net unrealized depreciation of investments....................(22,545,431)
Net assets....................................................$35,796,333

NET ASSET VALUE PER SHARE:
Class A Shares:
   Net asset value and redemption price per share (based
   on net assets of $ 5,976,367)and 1,937,866 shares of
   beneficial interest outstanding)..................................$3.08
   Maximum offering price per share (net asset value plus
   sales charge of 5.75% of offering price)..........................$3.27
Class B Shares:
   Net asset value, redemption price and offering price
   per share (based on net assets of $6,332,841 and
   2,178,025 shares of beneficial interest outstanding)..............$2.91
Class C Shares:
   Net asset value, redemption price and offering price
   per share (based on net assets of $4,967,306 and
   1,710,261 shares of beneficial interest outstanding)..............$2.90
Class D Shares:
   Net asset value and redemption price per share (based
   on net assets of $18,519,819 and 5,884,939 shares of
   beneficial interest outstanding)..................................$3.15
   Maximum offering price per share (net asset value plus
   sales charge of 5.75% of offering price)..........................$3.34

See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2004
(Unaudited)

INVESTMENT INCOME:
   Interest..........................................................$975
   Dividends.......................................................70,597

Total investment income............................................71,572

EXPENSES:
Investment advisory fees (Note 5).................................160,075
Administration expenses (Note 5)..................................179,164
Transfer agent, shareholder servicing and data processing fees....123,414
Custodian fees (Note 4)............................................49,422
Professional fees..................................................17,748
Registration and filing fees:
   Class A..........................................................4,033
   Class B..........................................................4,233
   Class C..........................................................2,770
   Class D.........................................................13,976
Shareholder reports.................................................7,764
Distribution and service fees:
   Class A..........................................................6,504
   Class B.........................................................28,018
   Class C.........................................................19,026
Directors fees......................................................2,800
Other expenses......................................................9,032
Total expenses....................................................627,979
Less expenses paid indirectly (Note 4).............................(2,972)
Net expenses......................................................625,007

Net Investment Loss..............................................(553,435)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments........................(1,926,518)
Net change in unrealized depreciation on investments............7,372,670
Net realized and unrealized gain................................5,446,152
Net increase in Net Assets Resulting From Operations...........$4,892,717

See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                              Six Months        Year Ended
                                           Ended January     July 31, 2003
                                                31, 2004
                                             (unaudited)
OPERATIONS:
   Net investment loss........................$(553,435)        $(986,366)
   Net realized loss.........................(1,926,518)       (2,060,962)
   Net change in unrealized depreciation......7,372,670         8,359,966
   Net increase in net assets resulting
   from operations............................4,892,717         5,312,638

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class A............................................-                 -
   Class B............................................-                 -
   Class C............................................-                 -
   Class D............................................-                 -
   Distributions from net realized gain:
   Class A............................................-                 -
   Class B............................................-                 -
   Class C............................................-                 -
   Class D............................................-                 -

BENEFICIAL INTEREST TRANSACTIONS:
   Net increase (decrease) in net assets
   resulting from beneficial interest
   transactions(Note 2):
   Class A......................................618,608         1,101,608
   Class B......................................648,255         1,021,634
   Class C....................................1,426,786           687,839
   Class D...................................(1,202,409)       (1,372,358)

NET ASSETS:
   Total increase.............................6,383,957         6,751,361
   Beginning of period.......................29,412,376        22,661,015
   End of period............................$35,796,333       $29,412,376

See accompanying notes to financial statements.
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Financial Statements

Class A      Six months Ended
                  January 31,
                  (Unaudited)     Year Ended July 31,
                         2004     2003     2002     2001     2000     1999
Per Share Operating
   Data:
Net Asset Value,
Beginning of Period     $2.65    $2.15    $3.97    $8.88    $9.57    $9.49
Income (loss) from
   investment
   operations:
Net investment income
   (loss)4              (0.02)   (0.01)   (0.11)   (0.10)   (0.10)   (0.05)
Net realized and
   unrealized gain
   (loss)                0.45     0.51    (1.67)   (3.46)    0.01     0.21
Total income (loss)
   from investment
   operations            0.43     0.50    (1.78)   (3.56)   (0.09)    0.16
Dividends and
   distributions to
   shareholders:
Dividends from net
   investment income5       -        -         -        -        -   (0.04)
Book return of
   capital                  -        -         -        -        -   (0.04)
Distributions from
   net realized gain        -        -    (0.04)   (1.35)   (0.60)        -
Total dividends and
   distributions to
   shareholders             -        -    (0.04)   (1.35)   (0.60)   (0.08)
Net Asset Value,
   End of Period        $3.08    $2.65     $2.15    $3.97    $8.88    $9.57
Total Return at Net
   Asset Value1         16.2%    23.3%   (45.2)%  (43.5)%   (1.6)%     2.0%
Ratios/Supplemental
   Data:
Net assets, end of
   period (in
   thousands)          $5,270   $4,576    $2,716   $3,625   $5,622   $8,635
Ratio to average
   net assets:
Net investment
   income (loss)     (3.27)%7  (4.05)%   (3.85)%  (2.80)%  (0.97)%    0.00%
Expenses2              3.73%7    4.71%     4.37%    3.09%    2.28%    1.98%
Portfolio Turnover
   Rate3                 2.2%     0.0%      0.0%     0.0%   106.7%   109.3%

Class B      Six months Ended
                  January 31,
                  (Unaudited)     Year Ended July 31,
                         2004     2003     2002     2001     2000     1999
Per Share Operating
   Data:
Net Asset Value,
Beginning of Period     $2.50    $2.05    $3.83    $8.70    $9.45    $9.37
Income (loss) from
   investment
   operations:
Net investment income
   (loss)4              (0.01)   (0.01)   (0.12)   (0.13)   (0.19)   (0.13)
Net realized and
   unrealized gain
   (loss)                0.42     0.46    (1.62)   (3.39)    0.04     0.22
Total income (loss)
   from investment
   operations            0.41     0.45    (1.74)   (3.52)   (0.15)    0.09
Dividends and
   distributions to
   shareholders:
Dividends from net
   investment income5       -        -         -        -        -   (0.01)
Book return of
   capital                  -        -         -        -        -       -6
Distributions from
   net realized gain        -        -    (0.04)   (1.35)   (0.60)        -
Total dividends and
   distributions to
   shareholders             -        -    (0.04)   (1.35)   (0.60)   (0.01)
Net Asset Value,
   End of Period        $2.91    $2.50     $2.05    $3.83    $8.70    $9.45
Total Return at Net
   Asset Value1         16.4%    22.0%   (45.8)%  (44.0)%   (2.3)%     0.9%
Ratios/Supplemental
   Data:
Net assets, end of
   period (in
   thousands)          $5,653   $4,859    $3,019   $3,874   $7,027  $11,265
Ratio to average
   net assets:
Net investment
   income (loss)     (4.03)%7  (4.78)%   (4.60)%  (3.57)%  (1.73)%  (0.01)%
Expenses2              4.48%7    5.45%     5.12%    3.86%    3.05%    2.73%
Portfolio Turnover
   Rate3                 2.2%     0.0%      0.0%     0.0%   106.7%   109.3%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2004, aggregated $1,984,436 and $685,888, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. Less than $0.005 per share.
7. Annualized.

See accompanying notes to financial statements.
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Financial Statements

Class C      Six months Ended
                  January 31,
                  (Unaudited)     Year Ended July 31,
                         2004     2003     2002     2001     2000     1999
Per Share Operating
   Data:
Net Asset Value,
Beginning of Period     $2.50    $2.05    $3.83    $8.68    $9.44    $9.37
Income (loss) from
   investment
   operations:
Net investment income
   (loss)4              (0.05)   (0.03)   (0.10)   (0.04)   (0.19)   (0.14)
Net realized and
   unrealized gain
   (loss)                0.45     0.48    (1.64)   (3.46)    0.03     0.23
Total income (loss)
   from investment
   operations            0.40     0.45    (1.74)   (3.50)   (0.16)    0.09
Dividends and
   distributions to
   shareholders:
Dividends from net
   investment income5       -        -         -        -        -   (0.01)
Book return of
   capital                  -        -         -        -        -   (0.01)
Distributions from
   net realized gain        -        -    (0.04)   (1.35)   (0.60)        -
Total dividends and
   distributions to
   shareholders             -        -    (0.04)   (1.35)   (0.60)   (0.02)
Net Asset Value,
   End of Period        $2.90    $2.50     $2.05    $3.83    $8.68    $9.44
Total Return at Net
   Asset Value1         16.0%    22.0%   (45.8)%  (43.8)%   (2.4)%     0.9%
Ratios/Supplemental
   Data:
Net assets, end of
   period (in
   thousands)          $3,916   $2,995    $1,823   $1,542   $1,902   $3,131
Ratio to average
   net assets:
Net investment
   income (loss)     (3.94)%6  (4.78)%   (4.56)%  (3.55)%  (1.72)%  (0.01)%
Expenses2              4.38%6    5.46%     5.09%    3.84%    3.04%    2.75%
Portfolio Turnover
   Rate3                 2.2%     0.0%      0.0%     0.0%   106.7%   109.3%

Class D      Six months Ended
                  January 31,
                  (Unaudited)     Year Ended July 31,
                         2004     2003     2002     2001     2000     1999
Per Share Operating
   Data:
Net Asset Value,
Beginning of Period     $2.70    $2.19    $4.02    $8.94    $9.61    $9.53
Income (loss) from
   investment
   operations:
Net investment income
   (loss)4              (0.08)   (0.13)   (0.12)   (0.13)   (0.08)    0.01
Net realized and
   unrealized gain
   (loss)                0.53     0.64    (1.67)   (3.44)    0.01     0.17
Total income (loss)
   from investment
   operations            0.45     0.51    (1.79)   (3.57)   (0.07)    0.18
Dividends and
   distributions to
   shareholders:
Dividends from net
   investment income5       -        -         -        -        -   (0.05)
Book return of
   capital                  -        -         -        -        -   (0.05)
Distributions from
   net realized gain        -        -    (0.04)   (1.35)   (0.60)       -
Total dividends and
   distributions to
   shareholders             -        -    (0.04)   (1.35)   (0.60)   (0.10)
Net Asset Value,
   End of Period        $3.15    $2.70     $2.19    $4.02    $8.94    $9.61
Total Return at Net
   Asset Value1         16.7%    23.3%   (44.9)%  (43.3)%   (1.5)%     1.9%
Ratios/Supplemental
   Data:
Net assets, end of
   period (in
   thousands)         $17,832  $16,983   $15,103  $30,666  $61,817  $74,111
Ratio to average
   net assets:
Net investment
   income (loss)     (3.10)%6  (3.90)%   (3.65)%  (2.55)%  (0.74)%    0.14%
Expenses2              3.56%6    4.58%     4.16%    2.84%    2.01%    1.72%
Portfolio Turnover
   Rate3                 2.2%     0.0%      0.0%     0.0%   106.7%   109.3%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2004, aggregated $1,984,436 and $685,888, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. Annualized.

See accompanying notes to financial statements.
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Notes to Financial Statement

1. Summary of Significant Accounting Policies
American Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Funds primary investment objective is to seek capital appreciation. The Funds investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies \consistently followed by the Fund.

Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                      Six Months                Year Ended
                           Ended             July 31, 2003
	        January 31, 2004
                     (Unaudited)
                          Shares       Amount       Shares       Amount
Class A:
Sold                    821,102	  $2,364,537    1,149,619   $2,578,696
Dividends and
   distributions
   reinvested                  -            -            -            -
Redeemed               (611,791)  (1,745,929)    (683,993)  (1,477,088)
Net increase or
   (decrease)           209,311     $618,608      465,626   $1,101,608


Class B:
Sold                    439,088   $1,202,917      826,159   $1,761,666
Dividends and
   distributions
   reinvested                  -            -            -            -
Redeemed               (202,321)    (554,662)    (357,261)    (740,032)
Net increase or
   (decrease)           236,767     $648,255      468,898   $1,021,634


Class C:
Sold                    762,340   $2,109,566      686,239   $1,456,837
Dividends and
   distributions
   reinvested                  -            -            -            -
Redeemed               (248,985)    (682,780)    (376,450)    (768,998)
Net increase or
   (decrease)           513,355   $1,426,786      309,789     $687,839


Class D:
Sold                     14,735      $42,758       57,286     $124,269
Dividends and
   distributions
   reinvested                  -            -            -            -
Redeemed               (424,845)  (1,245,167)    (666,644)  (1,496,627)
Net increase or
   (decrease)          (410,110) $(1,202,409)    (609,358) $(1,372,358)

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Notes to Financial Statement

3. Unrealized Gains and Losses on Investments
 The identified tax cost basis of investments at January 31, 2004 was $56,894,441. Net unrealized depreciation on investments of $22,545,431, based on identified tax cost as of January 31, 2004, was comprised of gross appreciation of $2,820,566 and gross depreciation of $25,365,997.

4. Fund Expenses Paid Indirectly
For the six months ended January 31, 2004, fees for custodian services totaling $2,972, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with Investment Research Corporation
(IRC), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Funds average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

For the six months ended January 31, 2004, commissions and sales charges paid by investors on the purchase of Fund shares totaled $92,536 of which $16,677 was retained by American Growth Fund Sponsors, Inc. (Sponsors), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Funds Class B and C shares totaled $54,436. For the six months ended January 31, 2004, Sponsors received contingent deferred sales charges of $14,415 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

The Fund paid $5,229 to Sponsors for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2004, the Fund paid directors fees and expenses of $2,800.

For the six months ended January 31, 2004, under an agreement with IRC, the Fund was charged $122,229 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $32,655 by an affiliated company of IRC for the rental of office space.

6. Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

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TRANSFER AGENT: Boston Financial Data Services, Inc., 2000 Crown Coloney
   Drive, 4th Floor, Quincy, MA 02169
CUSTODIAN: State Street Bank & Trust Company, 1776 Heritage Drive 2N,
   North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, 1776
   Heritage Drive 2N, North Quincy, MA 02171
INDEPENDENT AUDITORS: Fortner, Bayens, Levkulich and Co. P.C., Denver
   Place Plaza Tower, 1099 18th Street, Suite 2900, Denver, CO 80202-1909 LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th
   Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110
   Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS 	INVESTMENT ADVISOR
Robert Brody 	 President and Director
David J. Schultz Treasurer
Michael J. Baum  Director
Eddie R. Bush 	 Director
Harold Rosen 	 Director
Lisa Carlson 	 Secretary

Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody	 President, Treasurer, and Director
David J. Schultz Executive Vice President and Director
Lisa Carlson 	 Secretary and Director

3/2004

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